Trade and other payables - Schedule of trade and other payables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Schedule of Trade and Other Payables Net [Abstract]
Trade payables	$ 79,799	$ 80,287
Other payables
Trade current accounts	0	808
Interest payable	5,479	3,785
Withholdings and payroll contributions	3,429	2,512
Others	4,356	3,168
Total other payables	13,264	10,273
Total accounts payable	$ 93,063	$ 90,560	[1]	$ 87,356

[1]	Refer to Note 4. Independent Investigation and Restatement